UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4503

Tax-Free Trust of Arizona
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Principal Amount	General Obligation Bonds (20.5%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,701,000	6.250%, 01/01/29	NR/A-/NR	$1,858,972

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,153,230

	Flagstaff Improvement District (Aspen Place Sawmill)
1,610,000	5.000%, 01/01/32	Aa3/NR/NR	1,611,932

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	459,332
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,157,780

	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	Aa3/A/NR	335,807

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	779,177

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	1,126,460

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	3,184,560

	Greenlee Co. School District No. 18 (Morenci)
200,000	5.000%, 07/01/13	Baa1/NR/NR	203,792

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,062,545

	Maricopa Co. Elementary School District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa2/A+/NR	786,962

	Maricopa Co. Elementary School District No. 68 (Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR/NR	3,217,110

	Maricopa Co. High School District No. 210 (Phoenix Union)
2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa2/AA/NR	2,427,204
250,000	4.000%, 07/01/26	Aa2/AA/NR	277,900

	Maricopa Co. School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	Aa2/AA-/NR	1,629,840

	Maricopa Co. Unified School District No. 24 (Gila Bend)
585,000	5.500%, 07/01/22	NR/NR/NR*	591,488

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,970,000	4.000%, 07/01/14	Aa1/AA/NR	2,087,826
650,000	3.000%, 07/01/15	Aa1/AA/NR	692,211
500,000	4.000%, 07/01/16	Aa1/AA/NR	561,070
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,721,655
1,500,000	4.000%, 07/01/31	Aa1/AA/NR	1,614,570

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/ FGIC Insured	NR/A+/NR	2,672,452
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+/AA-	1,409,616
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,730,625

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,000,000	5.125%, 07/01/25 AGMC Insured	Aa3/AA-/NR	1,119,850

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	546,585

	Mesa, Arizona
505,000	4.250%, 07/01/23 NPFG/ FGIC Insured	Aa2/AA/NR	550,910

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA-/NR	1,333,402

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,394,938

	Navajo Co. Unified School District No. 6 (Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AA-/NR	604,270

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 NPFG/ FGIC Insured	NR/NR/NR*	545,130

	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	1,549,392
2,000,000	4.000%, 07/01/27	Aa1/AAA/NR	2,256,120

	Pima Co. Unified School District No.1 (Tucson)
270,000	4.000%, 07/01/24	Aa2/NR/AA-	299,889
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA-/NR	1,668,870

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,433,725

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,147,360

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	800,576

	Pima Co. Unified School District No. 12 (Sunnyside)
400,000	3.500%, 07/01/28 AGMC Insured	NR/AA-/NR	407,944

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AA-/NR	1,042,743

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	701,741

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG/ FGIC Insured	NR/A/NR	1,627,530

	Pinal Co. Unified School District No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	545,215

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/26	A3/BBB+/A-	1,503,375
1,500,000	5.000%, 01/01/32	A3/BBB+/A-	1,502,550

	Show Low Improvement District No. 6
745,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	746,624

	Tempe, Arizona
2,595,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,965,592
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,103,050

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,200,840

	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR/NR	879,715

	Total General Obligation Bonds		64,832,052

	Revenue Bonds (77.4%)

	Airport Revenue Bonds (2.4%)

	Phoenix Civic Improvement Corp. Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,154,370
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,146,260
2,200,000	5.250%, 07/01/27 AMT, NPFG/ FGIC Insured	Aa3/AA-/NR	2,203,256
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,135,910
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,315,764

	Phoenix-Mesa Gateway Airport Authority, Mesa Project
750,000	5.000%, 07/01/38	A1/AA+/NR	787,725

	Total Airport Revenue Bonds		7,743,285

	Basic Service Revenue Bonds (19.9%)

	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,093,270

	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA-/NR	3,375,450

	Arizona Transportation Board Revenue Bonds
1,000,000	5.250%, 07/01/24	Aa1/AAA/NR	1,126,770
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,939,181
550,000	5.250%, 07/01/32	Aa2/AA+/NR	657,619
3,755,000	5.000%, 07/01/33	Aa1/AAA/NR	4,288,848
1,000,000	5.000%, 07/01/36	Aa2/AA+/NR	1,142,860

	Casa Grande Excise Tax Revenue Bonds
1,835,000	5.000%, 04/01/21 AMBAC Insured (pre-refunded)	A1/NR/AA	1,963,211
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,593,381

	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee, Inc. Insured	Baa1/A/NR	274,310

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	Aa3/AA/NR	1,853,550
750,000	5.000%, 07/01/27	Aa3/AA/NR	892,650
2,000,000	5.000%, 07/01/28 AMBAC Insured (pre-refunded)	Aa3/AA/NR	2,070,920
500,000	5.000%, 07/01/28	Aa3/AA/NR	592,755

	Glendale Western Loop 101 Public Facilities Excise Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A3/AA/NR	1,053,850

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,968,278
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA-/NR	718,566

	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,165,380
700,000	5.000%, 08/01/24	NR/A/NR	774,319
2,000,000	5.000%, 08/01/28	A1/A/NR	2,038,000
1,200,000	5.500%, 08/01/29	A1/A/NR	1,259,040
1,200,000	5.000%, 08/01/29	A1/A/NR	1,322,208

	La Paz Co. Excise Tax Revenue
250,000	4.750%, 07/01/36 AGMC Insured	NR/AA-/NR	257,363

	Oro Valley Water Revenue
560,000	4.000%, 07/01/23	NR/AA/AA-	626,063

	Page, Arizona Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,247,702

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG/ FGIC Insured	Aa2/AAA/NR	2,011,650

	Phoenix Street & Highway User Revenue Bonds
2,925,000	zero coupon, 07/01/13 NPFG/ FGIC Insured	Aa3/BBB/NR	2,878,376

	Pima Co. Regional Transportation Authority
1,000,000	5.000%, 06/01/24	Aa3/AA/NR	1,202,200

	Pima Co. Sewer Revenue System
1,225,000	5.000%, 07/01/25	NR/A+/AA-	1,456,746
2,000,000	5.000%, 07/01/26	NR/A+/AA-	2,366,340

	Pima Co. Street and Highway Revenue
1,180,000	4.000%, 07/01/23	NR/AA/AA	1,340,952

	Pinal Co. Revenue Obligations Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,948,190

	Rio Nuevo Facilities District (Tucson) Excise Tax Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AA-/A	1,781,145

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,282,020

	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa1/AAA/NR	2,074,620
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,122,150
1,500,000	5.250%, 07/01/37	Aa2/AAA/NR	1,727,145

	Tucson Water System Revenue Bonds
1,000,000	5.000%, 07/01/30	Aa2/AA-/AA	1,169,700

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/A+/AA-	779,464
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	552,980
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,097,060

	Total Basic Service Revenue Bonds		63,086,282

	Charter Schools Revenue Bonds (0.1%)

	Phoenix Industrial Development Authority (Great Hearts Academies - Veritas Project)
250,000	6.000%, 07/01/32	NR/NR/BBB	261,030

	Higher Education Revenue Bonds (6.5%)

	Arizona Board of Regents - Arizona State University System Revenue
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,179,900

	Arizona Board of Regents - Northern Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/ FGIC Insured	A1/A+/NR	1,236,368
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A1/A+/NR	1,302,684
200,000	5.000%, 06/01/36	A1/A+/NR	220,354

	Arizona Board of Regents - University of Arizona System
2,385,000	5.000%, 06/01/21 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/NR	2,460,104
460,000	5.000%, 06/01/31	Aa2/AA/NR	542,993

	Cochise Co. Community College District
1,740,000	5.125%, 07/01/26 AGC Insured	Aa3/NR/NR	1,978,937
1,825,000	5.125%, 07/01/28 AGC Insured	Aa3/NR/NR	2,057,925

	Glendale Industrial Development Authority (Midwestern University)
550,000	5.250%, 05/15/13	NR/A-/NR	562,331
1,010,000	5.250%, 05/15/14	NR/A-/NR	1,067,247

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,285,060
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	562,835

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A+/NR	2,237,720

	Pinal Co. Community College District
1,500,000	4.500%, 07/01/30	Aa2/AA-/NR	1,668,210

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	Aa3/AA-/NR	1,125,210

	Total Higher Education Revenue Bonds		20,487,878

	Hospital Revenue Bonds (16.9%)

	Arizona Health Facilities Authority (Banner Health)
500,000	5.500%, 01/01/21	NR/AA-/AA-	587,520
2,985,000	5.375%, 01/01/32	NR/AA-/AA-	3,369,796

	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	517,220

	Arizona Health Facilities Authority (Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A2/A/A+	1,654,890
2,000,000	5.250%, 03/01/39	A2/A/A+	2,196,480

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
750,000	5.000%, 02/01/34	NR/BBB+/NR	800,648

	Arizona Health Facilities Authority (Samaritan Health)
1,435,000	5.625%, 12/01/15 NPFG Insured ETM	NR/BBB/NR	1,547,088

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	Aa3/NR/NR	1,684,800

	Arizona Health Facilities Authority Hospital System (John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB+/NR	1,355,017

	Flagstaff Industrial Development Authority (Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,998,835

	Glendale Industrial Development Authority (John C. Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB+/NR	1,060,200
1,000,000	4.700%, 12/01/28	NR/BBB+/NR	1,023,830

	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	3,723,888
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,830,465
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,779,288

	Maricopa Co. Industrial Development Authority (Catholic Healthcare West - St. Joseph's Hospital)
3,500,000	5.375%, 07/01/23	A2/A/A+	3,767,260
5,000,000	5.250%, 07/01/32	A2/A/A+	5,461,450

	Phoenix Industrial Development Authority (John C. Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AA-/NR	1,271,499

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A3/A-/A	1,140,100
5,000,000	5.250%, 09/01/30	A3/A-/A	5,071,350
750,000	5.000%, 09/01/35 AGMC Insured	Aa3/AA-/A	829,860

	University Medical Center Hospital Revenue Bonds
4,790,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,889,297
910,000	6.500%, 07/01/39	Baa1/BBB+/NR	1,060,787
250,000	6.000%, 07/01/39	Baa1/BBB+/NR	290,578

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	579,565
500,000	5.250%, 10/01/26	NR/AA/NR	575,345

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
485,000	5.125%, 12/01/13 AGMC Insured	NR/AA-/BBB+	486,499
500,000	6.000%, 08/01/33	Baa2/NR/BBB+	519,785
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,317,375

	Total Hospital Revenue Bonds		53,390,715

	Lease Revenue Bonds (16.2%)
	Arizona Board of Regents - University of Arizona COP
1,870,000	5.000%, 06/01/23	Aa3/AA-/NR	2,230,031

	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA-/NR	1,155,280
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,497,010

	Arizona Sports & Tourism Authority, Revenue Refunding, Multipurpose Stadium Facility Project
2,000,000	5.000%, 07/01/32	A1/NR/A	2,251,060

	Cave Creek COP
365,000	5.750%, 07/01/19	NR/A/NR	367,343

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa2/AA/NR	974,287
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,426,138

	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa2/AA-/AA-	2,149,660

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,746,270
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,527,172

	Green Valley Municipal Property Corp.
1,250,000	5.250%, 07/01/33	NR/A+/NR	1,290,413

	Marana Municipal Property Corp.
1,085,000	5.125%, 07/01/28	NR/AA/AA-	1,088,884

	Mohave Co. Industrial Development Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,242,370

	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A1/AA/NR	1,043,970

	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23 NPFG Insured (pre-refunded)	Baa2/AA/AA-	1,035,460

	Peoria Municipal Development Authority
1,000,000	3.500%, 07/01/31	Aa2/AA+/AA+	1,029,140

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG/ FGIC Insured (converts to 5.50% coupon on 07/01/13)	Aa3/AA/NR	1,196,250
2,000,000	zero coupon, 07/01/27 BHAC Insured (converts to 5.50% coupon on 07/01/13)	Aa1/AA+/NR	2,478,800
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+/NR	2,510,300
2,175,000	zero coupon, 07/01/33 NPFG/ FGIC Insured	Aa3/AA/NR	2,688,213

	Phoenix Industrial Development Authority Government Office Lease Revenue Refunding Capitol Mall LLC Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,139,613

	Pima Co. COP
300,000	5.000%, 07/01/15 AMBAC Insured	Aa3/A+/NR	321,744

	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,447,314
2,250,000	5.000%, 12/01/29	NR/A+/A+	2,333,340

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,532,798

	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,061,970

	Scottsdale Municipal Property Corp. Excise Tax Revenue Bonds
3,000,000	zero coupon, 07/01/20 AMBAC Insured (converts to 4.50% coupon on 07/01/13)	Aa1/AAA/AAA	3,177,690

	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,077,190

	State of Arizona COP Department Administration
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA-/NR	766,292

	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA-/NR	2,220,520

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A/NR	315,626

	Total Lease Revenue Bonds		51,322,148

	Mortgage Revenue Bonds (5.3%)

	Agua Fria Ranch Community Facilities District 144A
600,000	5.800%, 07/15/30	NR/NR/NR*	588,210

	DC Ranch Community Facilities District
390,000	6.500%, 07/15/24	NR/NR/NR*	390,441
500,000	5.000%, 07/15/27 AMBAC Insured (pre-refunded)	A1/NR/NR	518,655

	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	2,010,040

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue Bonds (National Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AA-/NR	1,482,221

	Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue Bonds
4,620,000	zero coupon, 02/01/16 ETM	Aaa/AA+/NR	4,509,305
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,437,480

	Pima Co. Industrial Development Authority Single Family Mortgage Revenue
65,000	6.500%, 02/01/17	A2/NR/NR	65,062

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	520,280
930,000	6.050%, 07/15/32	NR/NR/NR*	905,857

	South Campus Project Arizona State University Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured	Baa2/BBB/NR	1,222,304

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	647,048
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	553,288

	Total Mortgage Revenue Bonds		16,850,191

	Utility Revenue Bonds (10.1%)

	Arizona Power Authority (Hoover Dam Project)
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,700,940
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	4,103,540
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,463,414

	Arizona Water Infrastructure Finance Authority
650,000	5.000%, 10/01/22 (pre-refunded)	Aaa/AAA/AAA	710,977
500,000	5.000%, 10/01/24	Aaa/AAA/AAA	630,110
3,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	4,109,805

	Maricopa Co. Pollution Control (Arizona Public Service)
400,000	6.000%, 05/01/29	Baa1/BBB/NR	431,228

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	A1/A/NR	1,103,530

	Mesa Utility System
2,000,000	5.000%, 07/01/35	Aa2/AA-/NR	2,280,800

	Navajo Co. Pollution Control (Arizona Public Service)
1,000,000	5.500%, 06/01/34	Baa1/BBB/NR	1,073,930

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	276,545

	Salt River Project Agricultural Improvement and Power Revenue Bonds
1,000,000	5.000%, 01/01/25 (pre-refunded)	Aa1/AA/NR	1,011,700
3,000,000	5.000%, 12/01/28	Aa1/AA/NR	3,648,960
1,385,000	5.000%, 01/01/31 (pre-refunded)	Aa1/AA/NR	1,401,205
195,000	5.000%, 01/01/31 (pre-refunded)	NR/NR/NR*	197,282
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,232,797
2,000,000	5.000%, 01/01/37	Aa1/AA/NR	2,199,040

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa2/A-/NR	3,351,690

	Total Utility Revenue Bonds		31,927,493

	Total Revenue Bonds		245,069,022

	U.S. Territories (1.4%)

	Puerto Rico Public Buildings Authority Revenue
1,000,000	5.250%, 07/01/13 Syncora Guarantee, Inc. Insured	Baa1/BBB/NR	1,031,810
2,000,000	7.000%, 07/01/21	Baa1/BBB/NR	2,156,160

	Puerto Rico Public Buildings Authority Revenue, Refunding Government Facilities
1,000,000	5.750%, 07/01/18	Baa1/BBB/NR	1,121,630

	Total U.S. Territories		4,309,600

	Total Investments (cost $287,901,232-note b)	99.3%	314,210,674
	Other assets less liabilities	0.7	2,282,936
	Net Assets	100.0%	$316,493,610

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

		Percent of
	Portfolio Distribution By Quality Rating	Investments 1

	Aaa of Moody's or AAA of S&P or Fitch	10.9%
	Pre-refunded bonds 2 /ETM bonds	12.6
	Aa of Moody's or AA of S&P or Fitch	43.1
	A of Moody's or S&P or Fitch	24.7
	Baa of Moody's or BBB of S&P or Fitch	6.7
	Not rated*	2.0
		100.0%

	1 Where applicable, calculated using the highest rating of the three NRSRO.

	2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

	PORTFOLIO ABBREVIATIONS
	ACA - American Capital Assurance Financial Guaranty Corp.
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	BHAC - Berkshire Hathaway Assurance Corp.
	COP- Certificates of Participation
	ETM - Escrowed to Maturity
	FGIC - Financial Guaranty Insurance Co.
	NPFG - National Public Finance Guarantee
	NR - Not Rated

	See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
September 30, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $287,146,832 amounted to $27,063,842, which consisted of aggregate gross unrealized appreciation of $27,100,827 and aggregate gross unrealized depreciation of $36,985.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	314,210,674
Level 3 – Significant Unobservable Inputs	-
Total	$314,210,674

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Trustee and President
November 28, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 28, 2012